UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22500

                    O’Connor Fund of Funds: Multi-Strategy

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                           Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                            Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312)525-6000

Date of fiscal year end:  March 31

Date of reporting period:   September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

O’CONNOR FUND OF FUNDS: MULTI-STRATEGY

Financial Statements

(Unaudited)

Semi–Annual Report

Period from April 1, 2013 to September 30, 2013

O’CONNOR FUND OF FUNDS: MULTI-STRATEGY

Financial Statements

(Unaudited)

Semi–Annual Report

Period from April 1, 2013 to September 30, 2013

O’Connor Fund of Funds: Multi-Strategy

Statement of Assets and Liabilities

(Unaudited)

September 30, 2013

ASSETS

Investments in Investment Funds, at fair value (cost $333,601,423)	$378,846,161
Cash	20,539,193
Advanced subscriptions in Investment Funds	25,000,000
Receivable from Investment Funds	13,786,511
Other assets	62,378

Total Assets	438,234,243

LIABILITIES

Subscriptions received in advance	21,928,544
Shareholders’ redemptions payable	3,513,785
Management Fee payable	1,012,965
Incentive Fee payable	340,301
Professional fees payable	183,200
Tax compliance fees payable	75,000
Administration fee payable	67,527
Directors’ fees payable	14,786
Custody fee payable	9,761
Other liabilities	89,615

Total Liabilities	27,235,484

Net Assets	$410,998,759

NET ASSETS

Represented by:
Paid in capital	$383,893,550
Accumulated net realized gain/(loss) from investments in Investment Funds	(10,351,364)
Accumulated net investment loss	(7,788,165)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	45,244,738

Net Assets	$410,998,759

Net asset value per Share (based on 392,548.872 Shares outstanding)	$1,047.00

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Statement of Operations

(Unaudited)

Period from April 1, 2013 to September 30, 2013

EXPENSES

Management Fee	$2,854,199
Incentive Fee	633,200
Professional fees	365,581
Administration fee	191,580
Tax compliance fees	150,000
Loan fees	63,292
Directors’ fees	31,786
Custody fee	5,129
Printing, insurance and other expenses	128,167

Total Expenses	4,422,934

Net Investment Loss	(4,422,934)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	1,623,442
Net change in unrealized appreciation/depreciation on investments in Investment Funds	14,830,288

Net Realized and Unrealized Gain/(Loss) from Investments	16,453,730

Net Increase in Net Assets Derived from Operations	$12,030,796

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Statements of Changes in Net Assets

Year Ended March 31, 2013 and Period from April 1, 2013 to September 30, 2013 (Unaudited)

Net Assets at April 1, 2012	$221,431,365

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(7,033,556)
Net realized gain/(loss) from investments in Investment Funds	(1,804,139)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	28,823,733
Net Increase in Net Assets
Derived from Operations	19,986,038

DISTRIBUTIONS TO SHAREHOLDERS (See Note 2d)	(907,731)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 127,520.176 Shares	123,245,060
Reinvestment of distributions of 859.671 Shares	840,326
Shareholders’ redemptions of 23,156.223 Shares	(22,797,340)
Net Increase in Net Assets
Derived from Capital Transactions	101,288,046

Net Assets at March 31, 2013	$341,797,718

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(4,422,934)
Net realized gain/(loss) from investments in Investment Funds	1,623,442
Net change in unrealized appreciation/depreciation on investments in Investment Funds	14,830,288

Net Increase in Net Assets
Derived from Operations	12,030,796

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 71,172.258 Shares	73,333,003
Shareholders’ redemptions of 15,632.702 Shares	(16,162,758)
Net Increase in Net Assets
Derived from Capital Transactions	57,170,245

Net Assets at September 30, 2013	$410,998,759

Accumulated net investment loss - March 31, 2013	$(9,060,593)

Accumulated net investment loss - September 30, 2013	$(7,788,165)

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Statement of Cash Flows

(Unaudited)

Period from April 1, 2013 to September 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$12,030,796
Adjustments to reconcile net increase in net assets derived from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(88,921,227)
Proceeds from disposition of investments in Investment Funds	35,829,887
Net realized (gain)/loss from investments in Investment Funds	(1,623,442)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(14,830,288)
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	(8,250,000)
Receivable from Investment Funds	4,958,140
Other assets	(59,464)
Increase (decrease) in liabilities:
Administration fee payable	(13,534)
Custody fee payable	(8,191)
Directors’ fees payable	(2,714)
Incentive Fee payable	(300,926)
Management Fee payable	186,175
Offering costs payable	(2,725)
Professional fees payable	63,924
Tax compliance fees payable	(25,000)
Other liabilities	32,744
Net cash used in operating activities	(60,935,845)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	88,314,270
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(20,287,448)
Net cash provided by financing activities	68,026,822

Net increase in cash	7,090,977
Cash-beginning of period	13,448,216
Cash-end of period	$20,539,193

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2013 to September 30, 2013	Years Ended March 31,			Period from March 29, 2011 (Commencement of Operations)
	(Unaudited)	2013	2012		to March 31, 2011
Per Share operating performance
Net asset value per Share, beginning	$1,014.21	$955.33	$999.88		$1,000.00
Gain/(Loss) from investment operations:

Net investment loss [a]	(12.28)	(24.09)	(25.92)		(0.12)
Net realized and unrealized gain (loss) from investments	45.07	85.80	(6.85	) [b]	0.00

Total gain/(loss) from investment operations	32.79	61.71	(32.77)		(0.12)

Distributions to shareholders	0.00	(2.83)	(11.78)		0.00

Net asset value per Share, ending	$1,047.00	$1,014.21	$955.33		$999.88

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [c,d]	(2.19%) [e]	(2.46%)	(2.69%)		(1.50%) [e]

Ratio of total expenses to average net assets after Incentive Fee [c,d,f]	2.19% [e]	2.46%	2.69%		1.50% [e]

Portfolio turnover rate	10.27%	43.11%	13.73%		0.00%

Total return after Incentive Fee [g,h]	3.23%	6.47%	(3.26%)		(0.01%)

Net assets	$410,998,759	$341,797,718	$221,431,365		$55,089,821

a	Calculated based on the average Shares outstanding during the period.

b

In addition to net realized and unrealized gains on investments as set forth in the Statement of Operations, this amount includes a decrease in net asset value per Share resulting from the timing of issuances and redemptions of Shares in relation to fluctuating market values for the portfolio investments.

c	Ratios to average net assets are calculated based on the average net asset value per Share for the period.

d	Ratios of net investment loss and total expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

e	Annualized, except for Incentive Fee.

f

The ratios of total expenses to average net assets before Incentive Fee were 2.02%, 2.15%, 2.69% and 1.50% for the period from April 1, 2013 to September 30, 2013, the years ended March 31, 2013 and 2012, and the period from March 29, 2011 (commencement of operations) to March 31, 2011, respectively. For the period from April 1, 2013 to September 30, 2013 and the year ended March 31, 2013, there were no reimbursements of expenses. For the year ended March 31, 2012, the Adviser was reimbursed expenses totaling $31,619 which represented 0.02% of the average net assets. For the period from March 29, 2011 (commencement of operations) to March 31, 2011, there were no reimbursements of expenses.

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Financial Highlights (continued)

g

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges. Total return for periods less than a full year are not annualized.

h

The total returns before Incentive Fee were 3.40%, 6.77%, (3.26)% and (0.01)% for the period from April 1, 2013 to September 30, 2013, the years ended March 31, 2013 and 2012, and the period from March 29, 2011 (commencement of operations) to March 31, 2011, respectively.

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements

(Unaudited)

September 30, 2013

1.	Organization

O’Connor Fund of Funds: Multi-Strategy (the “Fund”) was formed on February 7, 2011, as a statutory trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company and commenced operations on March 29, 2011. The Fund’s investment objective is to seek to consistently realize risk-adjusted appreciation. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. The Investment Managers with whom the Fund expects to invest generally conduct their investment programs through unregistered investment vehicles (collectively, the “Investment Funds”), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund’s Board of Trustees (the “Board”) have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

The Board has engaged UBS Alternative and Quantitative Investments LLC (“UBS A&Q” or the “Adviser”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Fund is offering up to $500,000,000 of shares of beneficial interest (the “Shares”) at an initial price of $1,000 per Share, for an authorized total of up to 500,000 Shares. The Shares are being distributed by UBS Financial Services Inc. (“UBS Financial”), the Fund’s principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $50,000, which may be reduced in the Adviser’s sole discretion, but not below $25,000.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter, starting with the quarter ended September 30, 2011. During the six month period ended September 30, 2013, the Adviser recommended to the Board that the Fund offer to repurchase Shares from shareholders as of June 30, 2013 and September 30, 2013.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date. The three levels of the fair value hierarchy are as follow:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s net asset value to be Level 2. In previous years, Investment Funds were categorized as Level 2 investments if the Fund had the ability to redeem within one quarter of the measurement date, subject to further lockups and liquidity provisions.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2013. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2013. The Fund used the following categories to classify its Investment Funds.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy, including 14 percent with investor level gates, are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. An Investment Fund representing 0.12 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining 99.88 percent of the Investment Funds, including 26 percent with investor level gates, are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims,

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

credit default swaps and other derivatives, real estate and other financial instruments. Investment Funds within this strategy, including 71 percent with investor level gates, are generally subject to 30 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. Investment Funds within this strategy are generally subject to 30 - 120 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy, including 8 percent with investor level gates, are generally subject to 30 - 75 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“Topic 820”) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2013.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund also has a September 30 tax year-end.

The Fund will file income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years remain subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2013, the Fund did not incur any interest or penalties.

Permanent book-to-tax basis differences resulted in the below reclassification of amounts between accumulated net investment loss, accumulated net realized loss from investments in Investments Funds and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2013. Such permanent reclassifications are principally attributable to differences between book and tax reporting of the Fund’s Investment Funds. Net assets and net asset value per share were not affected by these reclassifications.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$5,695,362	$(6,955,235)	$1,259,873

The tax character of distributions paid to shareholders during the tax year ended September 30, 2013 was ordinary income of $907,731.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The tax basis of distributable earnings as of September 30, 2013 shown below represent future distribution requirements the Fund must satisfy under the income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed Ordinary Income	Capital Loss Carryforward*	Net Unrealized Appreciation/ (Depreciation)
$2,196,090	$(3,148,930)	$28,058,049

*This capital loss carryforward is available to offset future realized capital gains.

The federal tax cost of investments is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments for the six month period ended September 30, 2013 is $350,788,112. Net tax basis unrealized appreciation on the Investment Funds was $28,058,049, consisting of $30,419,227 gross unrealized appreciation and $2,361,178 gross unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments and the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2013, relates to differences arising from the application of federal tax rules pertaining to the Fund’s Investment Funds.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.50% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee accruals (as described below), if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. The Incentive Fee for the six month period ended September 30, 2013 and year ended March 31, 2013 was $633,200 and $901,726, respectively.

The Incentive Fee is in addition to the incentive fees payable in respect of the Investment Funds (generally approximating 20% of net profits) charged by the Investment Managers.

The Adviser has voluntarily entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund for a three-year term beginning on March 1, 2011 and ending on February 28, 2014 (the “Limitation Period”) to limit the amount of Specified Expenses (as described below) to be borne by the Fund during the Limitation Period to an amount not to exceed 1.5% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

3.	Related Party Transactions (continued)

of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, (ii) the Incentive Fee, (iii) fees of the Investment Funds in which the Fund invests, (iv) interest payments and (v) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after the first twelve months of the Limitation Period upon appropriate notice to the Fund. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap.

At September 30, 2013, the Specified Expenses remained below the Expense Cap and no expense reimbursements were owed by the Fund to the Adviser. Further, the Adviser did not have any other expense amounts that needed to be absorbed that may be charged to the Fund in subsequent periods.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and shareholder related services. BNY Mellon receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

5.	Share Capital and Net Asset Value

Capital share transactions for outstanding Shares in the Fund for the six months ended September 30, 2013 are summarized as follows:

Outstanding Shares April 1, 2013	Subscriptions	Redemptions	Outstanding Shares September 30, 2013	Net Asset Value Per Share
337,009.316	71,172.258	(15,632.702)	392,548.872	$1,047.00

6.	Loan Payable

Effective June 22, 2012, the Fund entered into a one year, $35,000,000 committed, secured revolving line of credit with The Bank of New York Mellon. Effective June 20, 2012, the line of credit was increased to $50,000,000 and the termination date was extended to June 19, 2014. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate (b) 1.50% above the Federal Funds Rate, or (c) 1.5% above the one-month LIBOR Rate in each case as in effect from time to time. There is a loan fee payable by the Fund, calculated at 35 basis points per annum of the line of credit not utilized. For the six month period ended September 30, 2013, the Fund did not borrow under this secured revolving line of credit.

7.	Investments

As of September 30, 2013, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2013 amounted to $88,921,227 and $35,829,887, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.00% to 3.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 25.00% of net profits earned. Detailed information about the Investment Funds’ portfolios is not available.

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

O’Connor Fund of Funds: Multi-Strategy

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2013

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

Subsequent to September 30, 2013, the Fund paid shareholders’ redemptions payable of $3,513,785 in full.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Aeolus Property Catastrophe Fund II, L.P.	$11,000,000	$12,465,612	3.03	6/1/2013	Custom Dates
Axonic Credit Opportunities Fund, LP	12,500,000	15,938,553	3.88	5/1/2012	Quarterly
D.E. Shaw Terrella Fund, L.P.	7,000,000	8,296,040	2.02	1/1/2013	Annual
Global Credit Advisers, LLC	7,500,000	8,672,491	2.11	4/1/2011	Quarterly
Magnetar Constellation Fund, Ltd.	8,093,750	9,606,068	2.34	4/1/2011	Quarterly	(c)
Tricadia Credit Strategies, Ltd.	13,400,000	14,781,983	3.59	7/1/2011	Quarterly	(d)

Credit Subtotal	$59,493,750	$69,760,747	16.97%

Equity Hedged
Glenview Institutional Partners, L.P.	13,600,000	18,615,362	4.53	4/1/2011	Quarterly	(d)
JANA Nirvana Fund, L.P.	15,000,000	17,031,413	4.14	2/1/2013	Quarterly
MW Eureka Fund	12,000,000	11,958,917	2.91	8/1/2013	Monthly
Pennant Windward Fund, Ltd.	8,750,000	8,949,141	2.18	4/1/2013	Quarterly
Perceptive Life Sciences Qualified Fund, L.P.	9,600,000	17,645,009	4.29	4/1/2011	Quarterly
Soroban Cayman Fund Ltd	7,000,000	10,631,016	2.59	4/1/2011	Quarterly	(e)
Tremblant Partners, Ltd.	14,000,000	14,453,064	3.52	8/1/2013	Monthly
Turiya Fund LP	10,600,000	13,924,776	3.39	4/1/2011	Quarterly	(f)
West Face Long Term Opportunities (USA) LP - 2010 Series Designated Investments 0312 - USD	142,144	147,825	0.03	4/1/2011	N/A	(g)
West Face Long Term Opportunities (USA) LP - 2010 Series Non Restricted - USD	7,357,185	7,398,786	1.80	4/1/2011	Quarterly	(e)

Equity Hedged Subtotal	$98,049,329	$120,755,309	29.38%

Multi-Strategy
Millennium International Ltd.	22,750,000	26,551,334	6.46	4/1/2011	Quarterly	(e)
York European Opportunities Unit Trust	10,000,000	10,583,925	2.58	2/1/2013	Quarterly

Multi-Strategy Subtotal	$32,750,000	$37,135,259	9.04%

Relative Value
BTG Pactual Global Equity Opportunities Fund Limited	15,000,000	16,113,790	3.92	2/1/2013	Quarterly
Field Street Partners, LP	13,218,994	14,986,453	3.65	4/1/2011	Monthly	(d)
OxAM Quant Fund (International) Limited	6,750,000	8,018,923	1.95	6/1/2011	Monthly
Providence MBS Fund, LP	18,600,000	20,261,444	4.93	4/1/2011	Quarterly	(d)
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	13,831,227	13,694,330	3.33	8/1/2012	Monthly

Relative Value Subtotal	$67,400,221	$73,074,940	17.78%

The preceding notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

Investment Fund	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Trading

Citadel Global Fixed Income Fund, Ltd.	$6,340,000	$6,622,946	1.61	8/1/2013	Monthly	(h)
D.E. Shaw Oculus International Fund	12,000,000	14,089,530	3.43	7/1/2011	Quarterly
Dymon Asia Macro Fund	9,000,000	9,693,332	2.36	10/1/2011	Monthly
Fortress Asia Macro Fund, Ltd.	15,000,000	15,622,846	3.80	5/1/2013	Quarterly
MKP Opportunity Partners, L.P.	12,198,243	12,904,570	3.14	6/1/2012	Monthly
Stratus Feeder Limited	9,869,880	8,636,721	2.10	1/1/2012	Monthly
Whiteside Energy Offshore, Ltd.	11,500,000	10,549,961	2.57	10/1/2011	Monthly

Trading Subtotal	$75,908,123	$78,119,906	19.01%

Total	$333,601,423	$378,846,161	92.18%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 12.5%.
(d)	A portion of these holdings have been designated Level 3 because they are not redeemable within 90 days without paying a fee.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Investment Fund is subject to an investor level gate of 33%.
(g)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(h)	The Investment Fund is subject to an investor level gate of 8.3%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2013 is $18,675,686 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The preceding notes are an integral part of these financial statements.

O’Connor Fund of Funds: Multi-Strategy

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2013

ASSETS TABLE
Description	Total Fair Value at September 30, 2013	Level 1	Level 2	Level 3
Credit	$69,760,747	$—	$32,014,624	$37,746,123
Equity Hedged	120,755,309	—	71,126,909	49,628,400
Multi-Strategy	37,135,259	—	10,583,925	26,551,334
Relative Value	73,074,940	—	53,651,510	19,423,430
Trading	78,119,906	—	71,496,960	6,622,946

Total Assets	$378,846,161	$—	$238,873,928	$139,972,233

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2013*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3**	Balance as of September 30, 2013
Credit	$27,595,329	$216,045	$2,764,018	$11,000,000	$(1,372,295)	$–	$(2,456,974)	$37,746,123
Equity Hedged	39,408,648	646	3,958,749	8,750,000	(2,489,643)	–	–	49,628,400
Multi-Strategy	25,099,626	–	1,451,708	–	–	–	–	26,551,334
Relative Value	11,161,035	–	262,395	8,000,000	–	–	–	19,423,430
Trading	–	–	282,946	6,340,000	–	–	–	6,622,946
Total	$103,264,638	$216,691	$8,719,816	$34,090,000	$(3,861,938)	$–	$(2,456,974)	$139,972,233

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2013 is $8,628,802 and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

*

Balance as of March 31, 2013 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem in full within one quarter of March 31, 2013, subject to any audit withholds at the Investment Fund’s net asset value.

**

The transfer out of Level 3 investments in the amount of $2,456,974 is due to the expiration of a lock on the ability to redeem the investment within 90 days without incurring an early redemption penalty.

The preceding notes are an integral part of these financial statements.

O’CONNOR FUND OF FUNDS: MULTI-STRATEGY (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 17, 2013. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that the Fund’s year-to-date performance for the period ended June 30, 2013 exceeded the median performance of the Comparable Funds and the performance of the Citigroup Broad Investment Grade Index and HFRI FOF: Diversified Index. They also recognized that the Fund’s 2012 performance exceeded the performance of the Citigroup Broad Investment Grade Index.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that while the Fund’s management fee and incentive fee were above the median management fee and incentive fee of the Comparable Funds, they were within the range of management fees and incentive fees of the Comparable Funds. In comparing the fees being charged to the Fund to the fees being charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was equal to the standard management fee of the Adviser’s retail clients and its incentive fee was lower than the standard incentive fee of the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the advisory fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Trustees determined that the fees under the Advisory Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       O’Connor Fund of Funds: Multi-Strategy

By (Signature and Title)*   /s/ William Ferri

             William Ferri, Principal Executive Officer

Date____12/6/2013_______________________________________________________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ William Ferri

             William Ferri, Principal Executive Officer

Date____12/6/2013_______________________________________________________________________________________

By (Signature and Title)*   /s/ Dylan Germishuys

             Dylan Germishuys, Principal Accounting Officer

Date____12/6/2013_______________________________________________________________________________________

*	Print the name and title of each signing officer under his or her signature.